RBC International Equity Fund Investment Objectives and Goals - RBC International Equity Fund	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	RBC International Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital growth.